Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Debt
The following is a summary of the Company’s debt as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Revolving Credit Facility	$—	$27,690
Convertible Notes	—	150,000
Total debt facilities	—	177,690
Unamortized debt discount and issuance costs (1)	(521)	(30,725)
Total debt, net	$(521)	$146,965
__________________
(1)As of December 31, 2021, the Company included unamortized debt issuance costs within Prepaid expenses and other assets on the Consolidated Statements of Financial Position since there were no outstanding borrowings under the Revolving Credit Facility, as defined below.

Schedule of Applicable Interest Rate	For the period prior to the Business Combination, the Revolving Credit Facility bore interest at a rate per annum equal to either the variable Eurodollar Rate (or London Interbank Offered Rate, LIBOR) or a variable Base Rate
(defined as the higher of the (i) Federal Funds Rate plus ½ of 1.0%; (ii) Cadence Bank prime rate; or (iii) Eurodollar Rate plus 1.0%) plus a rate which varies by the Company’s leverage ratio, as noted in the table below.

Applicable Rate
Combined Leverage Ratio	Eurodollar Rate	Base Rate
< 0.50 : 1.00	2.50%	1.50%
≥ 0.50 : 1.00, but < 1.50 : 1.00	2.75%	1.75%
≥ 1.50 : 1.00	3.00%	2.00%